UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08876

 NAME OF REGISTRANT:                     Senior Debt Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Senior Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 GENTEK INC.                                                                                 Agenda Number:  932695197
--------------------------------------------------------------------------------------------------------------------------
        Security:  37245X203
    Meeting Type:  Annual
    Meeting Date:  17-May-2007
          Ticker:  GETI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HENRY L. DRUKER                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: KATHLEEN R. FLAHERTY                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN G. JOHNSON                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JOHN F. MCGOVERN                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: WILLIAM E. REDMOND, JR.             Mgmt          For                            For

1F     ELECTION OF DIRECTOR: RICHARD A. RUBIN                    Mgmt          For                            For

02     AMEND AND RESTATE THE COMPANY S 2003 MANAGEMENT           Mgmt          Against                        Against
       AND DIRECTORS INCENTIVE PLAN TO INCREASE THE
       AMOUNT OF SHARES OF THE COMPANY S COMMON STOCK
       AVAILABLE FOR ISSUANCE TO PARTICIPANTS UNDER
       THE 2003 PLAN FROM 1,000,000 TO 1,750,000,
       AND TO APPROVE THE 2003 PLAN AS SO AMENDED
       AND RESTATED.

03     RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE               Mgmt          For                            For
       LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY
       FOR THE YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 HAYES LEMMERZ INTERNATIONAL, INC.                                                           Agenda Number:  932550711
--------------------------------------------------------------------------------------------------------------------------
        Security:  420781304
    Meeting Type:  Annual
    Meeting Date:  18-Jul-2006
          Ticker:  HAYZ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HENRY D. G. WALLACE                                       Mgmt          For                            For
       RICHARD F. WALLMAN                                        Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS INDEPENDENT AUDITORS FOR THE COMPANY FOR
       ITS FISCAL YEAR ENDING JANUARY 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 HAYES LEMMERZ INTERNATIONAL, INC.                                                           Agenda Number:  932688635
--------------------------------------------------------------------------------------------------------------------------
        Security:  420781304
    Meeting Type:  Special
    Meeting Date:  04-May-2007
          Ticker:  HAYZ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE (I) A RIGHTS OFFERING OF UP TO $180,000,000,   Mgmt          For                            For
       (II) THE SALE OF ANY COMMON STOCK NOT SUBSCRIBED
       FOR IN THE RIGHTS OFFERING, (III) AT THE INVESTOR
       S OPTION, THE PURCHASE OF UP TO 4,038,462 SHARES
       OF COMMON STOCK, (IV) THE RELATED AMENDED AND
       RESTATED EQUITY PURCHASE AND COMMITMENT AGREEMENT,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

02     A PROPOSAL TO AMEND THE COMPANY S CERTIFICATE             Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE AGGREGATE
       NUMBER OF AUTHORIZED SHARES OF COMMON STOCK
       FROM 100,000,000 TO 200,000,000 AND THE AGGREGATE
       NUMBER OF AUTHORIZED SHARES OF CAPITAL STOCK
       FROM 101,000,000 TO 201,000,000.

03     A PROPOSAL TO AMEND THE COMPANY S CERTIFICATE             Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE MAXIMUM NUMBER
       OF MEMBERS OF THE BOARD OF DIRECTORS FROM NINE
       TO TWELVE.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Senior Debt Portfolio
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/28/2007